Employee defined benefits plans obligation - Summary of estimated expected benefits payments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Less than one year [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 871	$ 743	$ 507
One to two years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	851	825	516
Two to three years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	836	811	635
Three to four years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	856	800	669
Four to five years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	839	783	666
Six to ten years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 4,554	$ 3,869	$ 3,678